Significant Acquisitions and Disposals - Additional Information (Detail) - CAD ($) shares in Millions, $ in Millions	Jan. 31, 2019	Nov. 01, 2018	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill	$ 16,941		$ 16,536	$ 16,156
Greystone Capital Management Inc. [member]
Disclosure of detailed information about business combination [line items]
Acquisition of outstanding equity percentage		100.00%
Acquisition, net purchase consideration		$ 817
Purchase consideration paid in cash		475
Deferred purchase consideration in common shares held in escrow		167
Purchase consideration paid in cash		169
Liabilities acquired		55
Purchase consideration allocated to customer relationship		140
Goodwill		433
Deferred tax liability		37
Greystone Capital Management Inc. [member] | Common shares [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration paid in shares, value	$ 342	$ 342
Common shares issued	4.7	4.7